Accrued Compensation	12 Months Ended
Dec. 31, 2023
Accrued Compensation [Abstract]
ACCRUED COMPENSATION

6. ACCRUED COMPENSATION

During the year ended December 31, 2022, the Company made certain leadership changes to better align with the Company’s operating goals, including advertising and marketing plans, as well as cash preservation initiatives. As of December 31, 2022, accrued compensation primarily related to unpaid bonus amounts to the Chief Executive Officer totaling $420,413. This bonus was paid in 2023. The balance of accrued compensation is $0 as of December 31, 2023.